Equity	12 Months Ended
Dec. 31, 2012
Equity
Equity

Note 13: Equity

Common Stock

In the aggregate, holders of our Class A common stock have 66 2/3% of the voting power of our common stock and holders of our Class B common stock have 331/3% of the voting power of our common stock. Our Class A Special common stock is generally nonvoting. Each share of our Class B common stock is entitled to 15 votes. The number of votes held by each share of our Class A common stock depends on the number of shares of Class A and Class B common stock outstanding at any given time. The 331/3% aggregate voting power of our Class B common stock cannot be diluted by additional issuances of any other class of common stock. Our Class B common stock is convertible, share for share, into Class A or Class A Special common stock, subject to certain restrictions.

Common Stock Outstanding
(in millions)	A	A Special	B
Balance, January 1, 2010	2,063	765	9
Stock compensation plans	6	-	-
Repurchases and retirements of common stock	-	(70)	-
Employee stock purchase plans	3	-	-
Balance, December 31, 2010	2,072	695	9
Stock compensation plans	20	1	-
Repurchases and retirements of common stock	-	(95)	-
Employee stock purchase plans	3	-	-
Balance, December 31, 2011	2,095	601	9
Stock compensation plans	24	3	-
Repurchases and retirements of common stock	-	(96)	-
Employee stock purchase plans	3	-	-
Balance, December 31, 2012	2,122	508	9

Share Repurchases

In February 2012, our Board of Directors approved a $6.5 billion share repurchase authorization, which does not have an expiration date. Under this authorization, we may repurchase shares in the open market or in private transactions.

Share Repurchases
Year ended December 31 (in millions)	2012	2011	2010
Consideration	$3,000	$2,141	$1,200
Shares repurchased	96	95	70

Accumulated Other Comprehensive Income (Loss)
December 31 (in millions)	2012	2011
Unrealized gains (losses) on marketable securities	$182	$22
Deferred gains (losses) on cash flow hedges	(67)	(110)
Unrecognized gains (losses) on employee benefit obligations	(95)	(58)
Cumulative translation adjustments	(5)	(6)
Accumulated other comprehensive income (loss), net of deferred taxes	$15	$(152)